Recently issued accounting pronouncements	12 Months Ended
Dec. 31, 2013
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Recently issued accounting pronouncements
Recently issued accounting pronouncements

(a)	Recently adopted accounting pronouncements
The FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities and ASU 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These newly issued accounting standards require an entity to disclose both gross and net information about financial instruments and transactions eligible for offset in the balance sheet including financial instruments and transactions executed under a master netting or similar arrangement. The standards were issued to enable users of the financial statements to understand the effects or potential effects of such arrangements on an entity’s financial position. The adoption of these standards as at January 1, 2013 did not have a material impact on the Company’s consolidated financial statements.
The FASB issued ASU 2013-02, Comprehensive Income (Topic 220): This newly issued accounting standard requires an entity to provide certain information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes to the financial statements, the effect of, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. Other than the additional disclosure (note 16), the adoption of this standard did not have a material impact on the Company’s consolidated financial statements.
2.     Recently issued accounting pronouncements (continued)

(b)	Recent accounting guidance not yet adopted
The FASB issued ASU 2013-11, Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists. This newly issued accounting standard requires an entity to present an unrecognized tax benefit, or a portion of an unrecognized tax benefit as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except in some specific situations. This ASU is required to be applied prospectively for fiscal years, and interim periods beginning after December 15, 2013. The adoption of this standard is not expected to have an impact the Company’s financial position or results of operations.
The FASB issued ASU 2013-10, Derivatives and Hedging (Topic 815): Inclusion of the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) as a Benchmark Interest Rate for Hedge Accounting Purposes. This newly issued accounting standard permit the Fed Funds Effective Swap Rate (OIS) to be used as a U.S. benchmark interest rate for hedge accounting purposes under Topic 815, in addition to interest rates on direct Treasury obligations of the U.S. government and the London Interbank Offered Rate. The amendments also remove the restriction on using different benchmark rates for similar hedges. This ASU is required to be applied prospectively for qualifying new or re-designated hedging relationships entered into on or after July 17, 2013. The adoption of this standard is not expected to have an impact on the Company’s financial position or results of operations.
The FASB issued ASU 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date. This newly issued accounting standard provide guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, except for obligations addressed within existing guidance in U.S. GAAP. Examples of obligations within the scope of this update include debt arrangements, other contractual obligations, and settled litigation and judicial rulings. This ASU is required to be applied retrospectively for fiscal years, and interim periods within those years beginning after December 15, 2013. The adoption of this standard is not expected to have an impact on the Company’s financial position or results of operations.